Fair Value of Identifiable Assets Acquired and Liabilities Assumed as of Acquisition Date (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	May. 29, 2013	Apr. 30, 2013
Business Acquisition [Line Items]
Finite intangible assets	$ 300
Rave Theatres
Business Acquisition [Line Items]
Theatre properties and equipment		$ 102,977
Goodwill		186,418
Capital lease liabilities		(61,651)
Deferred revenue		(6,634)
Total		236,875
Other assets, net of other liabilities		3,896
Rave Theatres | Favorable leases
Business Acquisition [Line Items]
Finite intangible assets		17,587
Rave Theatres | Unfavorable leases
Business Acquisition [Line Items]
Finite intangible assets		(30,718)
Rave Theatres | Trade Names
Business Acquisition [Line Items]
Indefinite intangible assets		$ 25,000
Other US Theatres
Business Acquisition [Line Items]
Theatre properties and equipment			$ 17,524
Goodwill			17,409
Capital lease liabilities			(12,173)
Deferred revenue			(388)
Total			$ 22,372